Schedule of Other Unsecured Loans (Details) (Parenthetical) - Senior Subordinated Promissory Note [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Short-Term Debt [Line Items]
Repayments of Debt	$ 20
[custom:DebtYieldReturnPercentage]	10.00%